SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Employee Share Option Activity

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
		(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Outstanding, January 1, 2014	7,665,500	2.20	2.65	7.74	263,617
Granted	177,600	2.20	34.57
Exercised	(2,888,363)	2.20
Forfeited	(35,000)	2.20

Outstanding, September 30, 2014	4,919,737	2.20	3.76	7.19	195,855

Vested and expected to vest at September 30, 2014	4,806,777	2.20	3.72	7.18	191,358

Exercisable as of September 30, 2014	2,200,537	2.20	2.51	6.86	87,603

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2013	7,675,000	2.20	2.38	8.54	11,513
Granted on May 27, 2013	560,000	2.20	3.03
Granted on October 22, 2013	228,000	2.20	9.63/9.69
Exercised	—	—	—
Forfeited	(797,500)	2.20

Outstanding, December 31, 2013	7,665,500	2.20	2.65	7.74	263,617

Vested or expected to vest at December 31, 2013	7,620,600	2.20	2.64	7.73	262,072

Exercisable as of December 31, 2013	3,330,000	2.20	2.38	7.47	114,519

Schedule of Restricted Shares Activity

Restricted shares activity for the period ended September 30, 2014 was as follows

	Numbers of shares	Weighted average grant date fair value
		US$
		(Unaudited)
Unvested, January 1, 2014	400,000	12.38
Granted	100,000	29.00
Vested	(100,000)	41.65

Unvested, September 30, 2014	400,000	16.54

Restricted shares activity for the year ended December 31, 2013 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2013	—	—
Granted	400,000	12.38
Vested	—
Forfeited	—

Outstanding, December 31, 2013	400,000	12.38

Expected to vest, December 31, 2013	400,000	12.38

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	6 May, 2011	1 Aug, 2011	8 Oct, 2011	19 Dec, 2011	1 Jul, 2012	27 May, 2013	22 Oct, 2013
Fair value of ordinary share	US$3.69	US$3.44	US$3.68	US$3.68	US$3.70	US$4.58	US$11.64
Risk-free interest rates	3.27%	2.90%	2.14%	1.89%	1.73%	2.07%	2.60%
Expected exercise multiple	2.2	2.2	2.2	2.2	2.2	2.2	2.2
Expected volatility	61.90%	60.50%	60.70%	60.80%	60.40%	55.49%	53.70%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average fair value per option granted	US$2.40	US$2.18	US$2.37	US$2.41	US$2.36	US$3.03	US$9.63/ US$9.69

Schedule of Share-Based Compensation Expenses

Compensation expense recorded relating to options granted to employees recognized for nine months ended September 30, 2013 and 2014 is as follows:

	For the nine months ended September 30,
	2013	2014
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenues	4,887	5,752	937
Sales and marketing expenses	3,236	8,212	1,338
General and administration expenses	6,795	15,437	2,515
Product development expenses	2,166	8,455	1,377

	17,084	37,856	6,167

Share-based compensation expenses recorded in continuing operations relating to options granted to employees recognized for the year ended December 31, 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cost of revenues	3,247	6,553	6,534	1,079
Sales and marketing expenses	1,138	4,177	4,375	723
General and administration expenses	8,049	15,734	11,738	1,939
Product development expenses	541	2,678	2,961	489

	12,975	29,142	25,608	4,230